INCOME TAXES - Additional Information (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary differences associated with investments in subsidiaries, associates and joint ventures for which deferred tax liabilities have not been recognised	$ 40,000	$ 15,000
Deductible Temporary Diferences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences for which no deferred tax asset is recognised	134,000	143,000
Deductible Temporary Diferences | Do not expire
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences for which no deferred tax asset is recognised	110,000
Deductible Temporary Diferences | Expire after 5 years
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences for which no deferred tax asset is recognised	24,000
Capital Losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences for which no deferred tax asset is recognised	1,799,000	143,000
Capital Losses | Do not expire
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences for which no deferred tax asset is recognised	96,000
Capital Losses | Expire after 5 years
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences for which no deferred tax asset is recognised	1,703,000
Non-Capital Losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences for which no deferred tax asset is recognised	1,362,000	963,000
Non-Capital Losses | Do not expire
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences for which no deferred tax asset is recognised	$ 996,000	$ 573,000